Employee Benefits, Changes in Fair Value in Pension Plan And Other Benefit Plan Assets Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at end of year	$ 9,626	$ 9,364
Pension plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at end of year	9,626	9,409
Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	658	594
Gross Realized Gain (Loss)	24	52
Gross Unrealized Gain (Loss)	36	69
Purchases, sales and settlements (net)	(93)	(71)
Transfers Into/(Out of) Level 3	(52)	14
Fair value of plan assets at end of year	573	658
Other benefits plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year			636
Fair value of plan assets at end of year	624	645	636
Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	22	22
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales and settlements (net)	0	0
Transfers Into/(Out of) Level 3	0	0
Fair value of plan assets at end of year	22	22
Long duration fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	1	1
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales and settlements (net)	1	0
Transfers Into/(Out of) Level 3	10	0
Fair value of plan assets at end of year	12	1
High-yield fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	0
Gross Realized Gain (Loss)	0
Gross Unrealized Gain (Loss)	0
Purchases, sales and settlements (net)	3
Transfers Into/(Out of) Level 3	2
Fair value of plan assets at end of year	5
International stocks [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	1	1
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales and settlements (net)	(1)	0
Transfers Into/(Out of) Level 3	0	0
Fair value of plan assets at end of year	0	1
Real estate/timber [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	294	328
Gross Realized Gain (Loss)	9	27
Gross Unrealized Gain (Loss)	34	52
Purchases, sales and settlements (net)	(72)	(113)
Transfers Into/(Out of) Level 3	0	0
Fair value of plan assets at end of year	265	294
Hedge funds [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	152	71
Gross Realized Gain (Loss)	1	5
Gross Unrealized Gain (Loss)	4	6
Purchases, sales and settlements (net)	(9)	56
Transfers Into/(Out of) Level 3	(64)	14
Fair value of plan assets at end of year	84	152
Private equity [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	158	145
Gross Realized Gain (Loss)	12	19
Gross Unrealized Gain (Loss)	(3)	6
Purchases, sales and settlements (net)	(12)	(12)
Transfers Into/(Out of) Level 3	0	0
Fair value of plan assets at end of year	155	158
Other [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	52	48
Gross Realized Gain (Loss)	2	1
Gross Unrealized Gain (Loss)	1	5
Purchases, sales and settlements (net)	(3)	(2)
Transfers Into/(Out of) Level 3	0	0
Fair value of plan assets at end of year	52	52
Other [Member] | Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	22	22
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales and settlements (net)	0	0
Transfers Into/(Out of) Level 3	0	0
Fair value of plan assets at end of year	$ 22	$ 22